Taxation (Details) - Schedule of tax effect of major unrecognized temporary differences and loss - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Deductible temporary differences
Employee benefit plan	SFr 87,149	SFr 113,106
Derivative financial instruments		36,973
Other accounts payable	344,822	258,303
Stock option plans
Total potential tax assets	431,971	408,382
Taxable unrecognized temporary differences
Convertible loan		19,359
Total unrecognized potential tax liabilities		19,359
Offsetting potential tax liabilities with potential tax assets		(19,359)
Net potential tax assets from temporary differences not recognized	431,971	389,023
Potential tax assets from loss carry-forwards not recognized	14,271,306	14,896,367
Total potential tax assets from loss carry-forwards and temporary differences not recognized	SFr 14,703,277	SFr 15,285,390